FAS2 P-1 06/14

SUPPLEMENT DATED JUNE 30, 2014

TO THE CURRENTLY EFFECTIVE PROSPECTUS

 OF

Franklin Fund Allocator Series

(Franklin Corefolio Allocation Fund, Franklin Founding Funds Allocation Fund)

The prospectus is amended as follows:

The cover page of, and the name references within, the Summary Prospectus and the Prospectus are amended to reflect new fund or trust names as follows:

Franklin Fund Allocator Series (formerly, Franklin Templeton Fund Allocator Series)

Franklin Corefolio Allocation Fund (formerly, Franklin Templeton Corefolio Allocation Fund)

Franklin Founding Funds Allocation Fund (formerly, Franklin Templeton Founding Funds Allocation Fund)

Please keep this supplement for future reference.

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